Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative assets	$ 762	$ 0
Derivative liabilities	732	591
Derivatives liabities	3,270	8,978
Derivatives not designated as hedging instruments
Derivative [Line Items]
Total Derivatives	762	0
Total Derivatives	4,002	9,569
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent assets
Derivative [Line Items]
Derivative assets	762	0
Derivatives not designated as hedging instruments | Interest Rare Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities	732	591
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent liabilities
Derivative [Line Items]
Derivatives liabities	$ 3,270	$ 8,978